Cover - shares	12 Months Ended
	Dec. 31, 2024	Apr. 02, 2025
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2024 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 2, 2025. The purpose of this Form 20-F/A is to amend the Cover Page of the Annual Report to revise the checkbox regarding whether the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months and has been subject to such filing requirements for the past 90 days, which was inadvertently marked incorrectly. The corrected checkbox is as follows: This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41995
Entity Registrant Name	Logistic Properties of the Americas
Entity Central Index Key	0001997711
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131
Title of 12(b) Security	Ordinary Shares, par value $.0001 per share
Trading Symbol	LPA
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		31,668,601
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Plaza Tempo, Edificio B
Entity Address, Address Line Two	Oficina B1, Piso 2
Entity Address, Address Line Three	San Rafael de Escazú
Entity Address, City or Town	San José
Entity Address, Country	CR
Entity Address, Postal Zip Code	00000
City Area Code	+506
Local Phone Number	2204-7020
Contact Personnel Name	Esteban Saldarriaga